Selected Quarterly Financial Data - Unaudited (Tables)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information [Table Text Block]
	2011 Quarters				2010 Quarters
(Dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$13,344	$15,076	$14,804	$14,966	$12,040	$13,802	$13,620	$14,864
Gross margin	3,703	4,171	4,048	4,115	3,308	3,787	3,953	3,864
Net income attributable to common shareowners	1,012	1,318	1,324	1,325	866	1,110	1,198	1,199
Earnings per share of Common Stock:
Basic – net income	$1.13	$1.48	$1.49	$1.49	$.95	$1.22	$1.32	$1.33
Diluted – net income	$1.11	$1.45	$1.47	$1.47	$.93	$1.20	$1.30	$1.31

	2011			2010
Common Stock	High	Low	Dividend	High	Low	Dividend
First quarter	$85.46	$77.05	$.425	$74.85	$65.01	$.425
Second quarter	$90.67	$81.19	$.480	$77.09	$62.88	$.425
Third quarter	$91.83	$67.12	$.480	$73.81	$63.62	$.425
Fourth quarter	$80.36	$66.87	$.480	$79.70	$70.23	$.425